                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR CAPITAL MANAGEMENT, INC.

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Suzanne M. Matulis
Title: Secretary
Phone: 617-526-8990


Signature, Place, and Date of Signing:

Suzanne M. Matulis                Boston, MA                     5-16-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:

                                                   0
Number of Other Included Managers:      _____________
                                                 142
Form 13F Information Table Entry Total: _____________
                                           1,022,363
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


As of March 31, 2005     Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

     COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------      --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                     VALUE      SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------      --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
Adtran Inc.             Common           00738A106      1782     101000       SHR    X                          101000
Aeropostale             Common           007865108     18877     576400       SHR    X                          576400
Airtran Holdings Inc.   Common           00949P108      2960     327100       SHR    X                          327100
AmDocs Limited          Common           G02602103      1420      50000       SHR    X                           50000
Alaska Air Group Inc.   Common           011659109      6035     205000       SHR    X                          205000
Alliance Data System
  Corp                  Common           018581108      4444     110000       SHR    X                          110000
Alliance Gaming
  Corporation           Common           01859P609     12526    1306200       SHR    X                         1306200
AMR Corp                Common           001765106     64791    6055205       SHR    X                         6055205
Ameritrade Holding
  Corp                  Common           03074K100      7695     753700       SHR    X                          753700
Anadigics Inc.          Common           032515108       150     104006       SHR    X                          104006
Analog Devices Inc.     Common           032654105      3253      90000       SHR    X                           90000
Aquantive Inc.          Common           03839G105      1266     115000       SHR    X                          115000
Argosy Gaming
  Corporation           Common           040228108     22960     500010       SHR    X                          500010
Atmel Corp              Common           049513104       693     235000       SHR    X                          235000
Biosite Inc.            Common           090945106       416       8000       SHR    X                            8000
Blockbuster Inc.        Class A Common   093679108       442      50000       SHR    X                           50000
Boots & Coots Intl      Common           099469504       250     236150       SHR    X                          236150
Boyd Gaming
  Corporation           Common           103304101      2175      41700       SHR    X                           41700
CIT Group Inc           Common           125581108      2850      75000       SHR    X                           75000
CKE Restaurants         Common           12561E105     12682     800100       SHR    X                          800100
CNA Financial Corp      Common           126117100       702      25000       SHR    X                           25000
Cablevision Systems
  Corp                  Class A Common   12686C109     14025     500000       SHR    X                          500000
Carrier Access Corp     Common           144460102      1156     194015       SHR    X                          194015
Catalina Marketing
  Corporation           Common           148867104     11655     450000       SHR    X                          450000
Channell Commercial
  Corp                  Common           159186105       183      24300       SHR    X                           24300
Cintas Corp             Common           172908105      6205     150202       SHR    X                          150202
COHU Inc.               Common           192576106      2791     175000       SHR    X                          175000
Conceptus Inc.          Common           206016107       121      15500       SHR    X                           15500
Coast Financial
  Holdings Inc.         Common           212485106       416      22500       SHR    X                           22500
Conns Inc               Common           208242107      9431     501629       SHR    X                          501629
Credence Systems
  Corp                  Common           225302108       396      50000       SHR    X                           50000
D&K Healthcare
  Resources Inc.        Common           232861104      7944     949047       SHR    X                          949047
Danielson Holding
  Corp                  Common           236274106      7159     415000       SHR    X                          415000
Ditech Communications   Common           25500M103      1704     136632       SHR    X                          136632
E-Loan Inc.             Common           26861P107       961     362566       SHR    X                          362566
Echostar
  Communications        Class A Common   278762109     28607     978000       SHR    X                          978000
Eidos PLC Sponsored
  ADR                   Common           282485101       156     133760       SHR    X                          133760
Electronic Game Card
  Inc.                  Common           285716106       567     300000       SHR    X                          300000
Employee Solutions      Common           292166105                70000       SHR    X                           70000
Energy Conversion
  Devices Inc.          Common           292659109       325      14300       SHR    X                           14300
EMAK Worldwide Inc      Common           294724109       528      51000       SHR    X                           51000
Epicor Software Corp    Common           29426L108       503      50000       CALL   X                           50000
Espeed Inc.             Common           296643109       441      47964       SHR    X                           47964
Evergreen Solar Inc.    Common           30033R108       530      75000       SHR    X                           75000
Excell Maritime
  Carries LTD           Common           V326N107        415      22500       SHR    X                           22500
Flyi Inc                Common           34407T104      4055    3192870       SHR    X                         3192870
Formfactor Inc.         Common           346375108       906      40000       SHR    X                           40000
Foster Wheeler LTD      Common           G36535139       870      50000       SHR    X                           50000
G-III Apparel Group
  LTD                   Common           36237H101       554      68365       SHR    X                           68365
Gamestop Corp           Class A Common   36466R101       456      20600       SHR    X                           20600
Gaylord Entertainment
  Co                    Common           367905106     29792     737424       SHR    X                          737424
Global Technovations
  Inc.                  Common           37939M109               340500       SHR    X                          340500
Great American Finl
  Res Inc.              Common           389915109      1562      92200       SHR    X                           92200
Gtech Holdings Corp     Common           400518106     28831    1225300       SHR    X                         1225300
Guess Inc.              Common           401617105      2419     176600       SHR    X                          176600
Harris Interactive
  Inc.                  Common           414549105       643     139511       SHR    X                          139511
Hollywood Entertainment
  Corporation           Common           436141105     13170    1000000       SHR    X                         1000000
Imagyn Medical
  Technologies Inc.     Common           45244E100                78333       SHR    X                           78333
Innovo Group Inc.       Common           457954600      5718    1152819       SHR    X                         1152819
Interland Inc.          Common           458727104      4280    2000000       SHR    X                         2000000
Intergrated Silicon
  Solution              Common           45812P107      1702     254087       SHR    X                          254087
Intersil Corp           Class A Common   460695109      2598     150000       SHR    X                          150000
iShares Russell 2000
  Growth                Common           464287648      1565      25000       PUT    X                           25000
JP Morgan Chase & Co.   Common           46625H100      1211      35000       SHR    X                           35000
Jetblue Airways Corp    Common           477143101      5712     300000       SHR    X                          300000
Kanbay International
  Inc                   Common           48369P207      3115     152240       SHR    X                          152240
LTWC Corporation        Common           522002104                15428       SHR    X                           15428
Liberate Technologies   Common           530129105       106      45000       SHR    X                           45000
Lifetime Fitness Inc.   Common           53217R207      5857     217100       SHR    X                          217100
Lighting Science
  Group Corp            Common           53224G103         9       5719       SHR    X                            5719
Lithia Motors Inc       Class A Common   536797103      9453     369100       SHR    X                          369100
Lodgenet Entertainment
  Corporation           Common           540211109     28260    1500000       SHR    X                         1500000
MEMC Electronic
  Materials             Common           552715104      3026     225000       SHR    X                          225000
MRV Communications Inc. Common           553477100       909     281494       SHR    X                          281494
MTR Gaming Group Inc.   Common           553769100      6930     558899       SHR    X                          558899
MAIR Holdings Inc.      Common           59066B102     10632    1200000       SHR    X                         1200000
Management Network
  Group                 Common           561693102       119      50000       SHR    X                           50000
Maxtro Corp             Common           577729205      1064     200000       SHR    X                          200000
Mediacom Communications
  Corp                  Class A Common   58446K105      3132     478900       SHR    X                          478900
Monolithic System
  Technology Inc.       Common           609842109      1053     180000       SHR    X                          180000
Monster Worldwide Inc.  Common           611742107     10207     364400       SHR    X                          364400
Multimedia Games Inc.   Common           749938106     10748    1385011       SHR    X                         1385011
NTL Inc                 Common           62940M104      2388      37500       SHR    X                           37500
Nasdaq Stock Market
  Inc.                  Common           631103108      2140     200000       SHR    X                          200000
Navigant International
  Inc.                  Common           63935R108     10928     800000       SHR    X                          800000
Netbank Inc.            Common           640933107       985     116166       SHR    X                          116166
Newell Rubbermaid Inc.  Common           651229106      1042      47500       SHR    X                           47500
Nintendo Co. LTD        Common           654445303      2380     175000       SHR    X                          175000
Ohio Art Co             Common           677143109       275      40500       SHR    X                           40500
OpenTV                  Common           G67543101       192      67500       SHR    X                           67500
Open Solutions Inc.     Common           68371P102      3768     190000       SHR    X                          190000
Peets Coffee & Tea
  Inc.                  Common           705560100     10968     444945       SHR    X                          444945
Pegasus Solutions
  Inc.                  Common           705906105      6983     590770       SHR    X                          590770
Penn National Gaming
  Inc.                  Common           707569109     46490    1582385       SHR    X                         1582385
Pharmacyclics Inc.      Common           716933106       201      25000       SHR    X                           25000
Phoenix Companies Inc   Common           71902E109      1633     127800       SHR    X                          127800
Physician Computer
  Network               Common           71940K109               251000       SHR    X                          251000
Piper Jaffray Cos       Common           724078100       732      20000       SHR    X                           20000
Pixar                   Common           725811103      2483      25450       SHR    X                           25450
Placer Sierra
  Bancshares            Common           726079106      1773      77173       SHR    X                           77173
Playboy Enterprises
  Inc. Holdings         Class B Common   728117300       770      59700       SHR    X                           59700
Priceline Inc.          Common           741503403     93309    3702738       SHR    X                         3702738
Providian Financial
  Corp                  Common           74406A102      1973     115000       SHR    X                          115000
Puradyn Filter
  Technologies Inc.     Common           746091107       515     520300       SHR    X                          520300
Pure Cycle Corp New     Common           746228303      6376     977950       SHR    X                          977950
Qiagen NV               Common           N72482107      1791     150000       SHR    X                          150000
QLT Inc.                Common           746927102      3888     302300       SHR    X                          302300
Quicksliver Inc.        Common           748380106     11612     400000       SHR    X                          400000
Remec Inc.              Common           759543101      1320     250000       SHR    X                          250000
Robert Half
  International Inc.    Common           770323103      2022      75000       SHR    X                           75000
S1 Corp                 Common           78463B101       694     100000       SHR    X                          100000
Sabre Holdings
  Corporation           Class A Common   785905100     30741    1405000       SHR    X                         1405000
Sapient Corp            Common           803062108      4970     676618       SHR    X                          676618
Satyam Computer Svcs
  Ltd                   Common           804098101      4688     200700       SHR    X                          200700
SeeBeyond Tech Corp     Common           815704101       638     202000       SHR    X                          202000
Seitel Inc              Common           816074405       419     300500       SHR    X                          300500
Select Comfort Corp     Common           81616X103      4400     215272       SHR    X                          215272
Semiconductor Holdrs
  Trust                 Common           816636203      1139      35000       PUT    X                           35000
Solectron Corp          Common           834182107       112      32400       SHR    X                           32400
Somera Communications
  Inc.                  Common           834458101       795     500000       SHR    X                          500000
Sovereign Bancorp Inc.  Common           845905108      1108      50000       SHR    X                           50000
Sports Authority Inc.   Common           849170109      6908     251200       SHR    X                          251200
Station Casinos Inc.    Common           857689103    127490    1887350       SHR    X                         1887350
Stats Chippac LTD ADR   Common           85771T104     28754    4350000       SHR    X                         4350000
Synplicity Inc.         Common           87160Y108       843     150300       SHR    X                          150300
TNS Inc.                Common           872960109      2693     150000       SHR    X                          150000
Tenet Healthcare
  Corporation           Common           88033G100      6411     556000       SHR    X                          556000
Teradyne Inc.           Common           879360105       730      50000       SHR    X                           50000
Therma-Wave Inc         Common           88343A108       791     410000       SHR    X                          410000
Tivo Inc.               Common           888706108      6721    1300000       SHR    X                         1300000
TOPPS Co Inc.           Common           890786106       507      55000       SHR    X                           55000
Toys R Us Inc.          Common           892335100      1288      50000       SHR    X                           50000
Triad Hospital Inc.     Common           89579K109     33642     671500       SHR    X                          671500
Universal Health
  Services, Inc.        Class B Common   913903100     57011    1088000       SHR    X                         1088000
Vaalco Energy Inc.      Common           91851C201       919     240000       SHR    X                          240000
Varian Semiconductor
  Equipment Assoc       Common           922207105       570      15000       SHR    X                           15000
Vivendi Universal ADR   Common           928515204       824      26917       SHR    X                           26917
VNU N V                 Common           92856P108       610      21170       SHR    X                           21170
Waddell & Reed
  Financial Inc.        Class A Common   930059100      1135      57500       SHR    X                           57500
Wet Seal Inc.           Class A Common   961840105      9228    2651794       SHR    X                         2651794
Wilsons Leather
  Experts Inc.          Common           972463103      1126     236099       SHR    X                          236099
Zixit Corp              Common           98974P100       269      71900       SHR    X                           71900
         Total Long Equities                         1022363

[Repeat as necessary.]
